Significant Customers	12 Months Ended
Apr. 30, 2014
Significant Customer [Abstract]
Significant Customer [Text Block]
Note 4. Significant Customers

For the year ended April 30, 2014, three of our customers accounted for more than 10.0% of our total revenue in the amount of $1.6 million, $1.5 million and $1.5 million. The revenue from these customers is captured in the TOS revenue line item within the income statement.